SHAREHOLDERS' DEFICIENCY (Schedule of Share Based Compensation Expense) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 365	$ 447
Employees, Directors and Non-Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	243	$ 429
Total unrecognized estimated compensation cost	$ 116
Recognition period	1 year 4 months 17 days
Weighted average grant date fair value	$ 4	$ 4.4
Research and Development Expense [Member] | Employees, Directors and Non-Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 109	$ 331
General and Administrative Expense [Member] | Employees, Directors and Non-Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 134	$ 98